Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	51,782,254	51,730,904
Common stock, shares outstanding	51,782,254	51,730,904
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	51,636,922	51,636,922
Common stock, shares outstanding	51,636,922	51,636,922
Common Class C [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	78,163,078	78,163,078
Common stock, shares outstanding	78,163,078	78,163,078